SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE

Translation of amounts from SGD into HKD has been made at the following exchange rates for the six months ended September 30, 2024 and 2025:

	For the Six Months ended September 30, 2024	For the Six Months ended September 30, 2025
	(SGD to HKD)	(SGD to HKD)

Period-end exchange rate	6.0697	6.0324
Period average exchange rate	5.8419	6.0474